20 Provision for legal proceedings (Details 1) R$ in Millions	Dec. 31, 2020 BRL (R$)
ProvisionForContingenciesLineItems [Line Items]
Guarantees	R$ 430
Tax [member]
ProvisionForContingenciesLineItems [Line Items]
Guarantees	308
Labor [member]
ProvisionForContingenciesLineItems [Line Items]
Guarantees	101
Civil and others [member]
ProvisionForContingenciesLineItems [Line Items]
Guarantees	21
Real properties [member]
ProvisionForContingenciesLineItems [Line Items]
Guarantees	18
Real properties [member] | Tax [member]
ProvisionForContingenciesLineItems [Line Items]
Guarantees	18
Real properties [member] | Labor [member]
ProvisionForContingenciesLineItems [Line Items]
Guarantees
Real properties [member] | Civil and others [member]
ProvisionForContingenciesLineItems [Line Items]
Guarantees
Letter of guarantees [Member]
ProvisionForContingenciesLineItems [Line Items]
Guarantees	412
Letter of guarantees [Member] | Tax [member]
ProvisionForContingenciesLineItems [Line Items]
Guarantees	290
Letter of guarantees [Member] | Labor [member]
ProvisionForContingenciesLineItems [Line Items]
Guarantees	101
Letter of guarantees [Member] | Civil and others [member]
ProvisionForContingenciesLineItems [Line Items]
Guarantees	R$ 21